Rule 497 Document

On behalf of the TIAA-CREF Lifecycle Funds, Lifecycle Index Funds, and the Managed Allocation Fund (the “Funds”), each a series of TIAA-CREF Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on July 12, 2013 (Accession No. 0000930413-13-003809), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

101. INS XBRL Instance Document

101. SCH XBRL Taxonomy Extension Schema

101. DEF XBRL Taxonomy Extension Definition Linkbase

101. LAB XBRL Taxonomy Extension Label Linkbase

101. PRE XBRL Taxonomy Extension Presentation Linkbase